Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019				¥ 171,987		¥ (61,008)		¥ 110,979		¥ 27,147		¥ 138,126
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	50,000,000	50,000,000
Consolidated net loss						(5,510)		(5,510)		(1,020)		(6,530)
Issuance of ordinary shares of subsidiaries				133,722				133,722		24,758		158,480
Balance at Dec. 31, 2020				305,709		(66,518)		239,191		50,885		290,076
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	50,000,000	50,000,000
Consolidated net loss						(41,399)		(41,399)		(7,665)		(49,064)
Capital contribution				14,066				14,066		2,604		16,670
Balance at Dec. 31, 2021				319,775		(107,917)		211,858		45,824		257,682
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	50,000,000	50,000,000
Consolidated net loss						(45,921)		(45,921)		(11,746)		(57,667)	$ (8,361)
Capital contribution from non-controlling shareholders										5,000		5,000
Balance at Dec. 31, 2022				¥ 319,775		¥ (153,838)		¥ 165,937		¥ 39,078		¥ 205,015	29,725
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	50,000,000	50,000,000
Balance (in Dollars) | $					$ 46,363		$ (22,304)		$ 24,059		$ 5,666		$ 29,725

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).